UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Real Estate - 94.3%
Diversified Real Estate Activities - 5.3%
Kerry Properties Ltd.	405,500	$1,938,691
Leopalace21 Corp.	170,000	1,412,275
Mitsui Fudosan Co., Ltd.	275,700	7,260,787
Sumitomo Realty & Development Co., Ltd.	67,000	2,584,890
Sun Hung Kai Properties Ltd.	98,000	1,694,306
UOL Group Ltd.	373,894	2,600,033

		17,490,982

Diversified REITs - 14.0%
Activia Properties, Inc.	471	2,098,945
Armada Hoffler Properties, Inc.	170,683	2,456,128
Dream Global Real Estate Investment Trust	171,760	1,735,754
Empire State Realty Trust, Inc.-Class A	190,210	3,718,606
GPT Group (The)	944,450	3,828,237
Gramercy Property Trust	123,426	3,115,272
H&R Real Estate Investment Trust	120,760	2,063,720
Hispania Activos Inmobiliarios SOCIMI SA	180,140	3,768,549
Hulic Reit, Inc.	1,338	2,100,353
ICADE	33,305	3,611,911
Kenedix Office Investment Corp.-Class A	344	2,166,770
Land Securities Group PLC	224,240	3,192,513
Liberty Property Trust	70,220	2,907,810
Merlin Properties Socimi SA	172,372	2,481,890
Mirvac Group	1,825,810	3,244,356
Washington Real Estate Investment Trust	133,540	3,827,256

		46,318,070

Health Care REITs - 5.4%
Healthcare Realty Trust, Inc.	112,440	3,358,583
Medical Properties Trust, Inc.	238,920	3,125,074
Sabra Health Care REIT, Inc.	168,560	3,050,936
Welltower, Inc.	137,890	8,269,263

		17,803,856

Hotel & Resort REITs - 3.7%
MGM Growth Properties LLC-Class A (a)	111,960	3,141,598
Park Hotels & Resorts, Inc.	109,980	3,179,522
RLJ Lodging Trust	181,750	4,202,060
Summit Hotel Properties, Inc.	115,970	1,796,375

		12,319,555

Industrial REITs - 6.5%
Goodman Group	302,600	1,974,637
LaSalle Logiport REIT	391	422,267
Mapletree Logistics Trust	2,366,100	2,471,076
PLA Administradora Industrial S de RL de CV (b)	511,500	779,133
Prologis, Inc.	35,340	2,300,987
Rexford Industrial Realty, Inc.	143,000	4,245,670
Segro PLC	372,164	3,077,871
STAG Industrial, Inc.	164,080	4,154,506
Tritax Big Box REIT PLC	1,005,480	2,128,597

		21,554,744

Company	Shares	U.S. $ Value
Office REITs - 13.2%
Alexandria Real Estate Equities, Inc.	37,310	$4,839,107
Allied Properties Real Estate Investment Trust	77,238	2,596,578
Boston Properties, Inc.	22,384	2,769,125
Brandywine Realty Trust	179,560	3,221,307
Champion REIT	2,138,000	1,587,925
Columbia Property Trust, Inc.	125,137	2,739,249
Corporate Office Properties Trust	87,380	2,385,474
Derwent London PLC	78,470	3,260,020
Hibernia REIT PLC	570,750	1,085,597
Investa Office Fund	564,424	2,012,099
Kilroy Realty Corp.	43,750	3,120,250
Mack-Cali Realty Corp.	89,910	1,804,494
Nippon Building Fund, Inc.	664	3,558,120
Orix JREIT, Inc.	994	1,533,428
SL Green Realty Corp.	37,300	3,749,396
Workspace Group PLC	215,600	3,168,337

		43,430,506

Real Estate Development - 3.0%
CK Asset Holdings Ltd.	1,021,000	9,715,423

Real Estate Operating Companies - 9.1%
Aroundtown SA	353,180	2,843,611
CA Immobilien Anlagen AG	91,770	2,818,802
Deutsche Wohnen SE	73,700	3,332,386
Entra ASA (c)	205,519	3,108,552
Fabege AB	88,700	1,942,097
Hongkong Land Holdings Ltd.	446,100	3,212,520
Hufvudstaden AB-Class A	116,390	1,873,207
TLG Immobilien AG	68,230	1,919,550
Vonovia SE	125,903	6,208,603
Wharf Real Estate Investment Co., Ltd. (b)	397,000	2,743,041

		30,002,369

Residential REITs - 11.2%
American Campus Communities, Inc.	56,780	2,183,759
American Homes 4 Rent-Class A	197,210	4,099,996
Camden Property Trust	44,400	3,843,264
Essex Property Trust, Inc.	25,360	5,908,373
Independence Realty Trust, Inc.	236,280	2,171,413
Japan Rental Housing Investments, Inc.	2,736	2,160,330
Killam Apartment Real Estate Investment Trust	298,200	3,282,624
Mid-America Apartment Communities, Inc.	53,590	5,110,878
Sun Communities, Inc.	54,968	4,883,357
UNITE Group PLC (The)	297,490	3,366,457

		37,010,451

Retail REITs - 17.4%
Charter Hall Retail REIT	756,162	2,331,871
Frontier Real Estate Investment Corp.	174	726,793
Fukuoka REIT Corp.	1,321	2,219,212
Japan Retail Fund Investment Corp.	883	1,762,439
Kenedix Retail REIT Corp.	796	1,797,076
Klepierre SA	90,254	4,123,424
Link REIT	731,860	6,477,271
National Retail Properties, Inc.	111,510	4,424,717
Realty Income Corp.	127,220	6,766,832
Regency Centers Corp.	68,580	4,314,368

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp.	153,140	$2,813,182
Simon Property Group, Inc.	86,270	14,093,930
Unibail-Rodamco SE	10,450	2,679,222
Urban Edge Properties	117,560	2,748,553

		57,278,890

Specialized REITs - 5.5%
CubeSmart	97,200	2,675,916
Digital Realty Trust, Inc.	58,150	6,509,892
Equinix, Inc.	5,320	2,421,611
National Storage Affiliates Trust	135,670	3,441,948
Public Storage	16,320	3,194,803

		18,244,170

		311,169,016

Transportation - 1.8%
Airport Services - 0.7%
Sydney Airport	418,450	2,296,204

Highways & Railtracks - 0.6%
Transurban Group	189,179	1,831,535

Railroads - 0.5%
East Japan Railway Co.	17,100	1,706,832

		5,834,571

Banks - 1.5%
Diversified Banks - 0.6%
Unicaja Banco SA (b)(c)	1,139,290	2,003,501

Thrifts & Mortgage Finance - 0.9%
Aareal Bank AG	57,810	2,922,425

		4,925,926

Materials - 1.2%
Construction Materials - 1.2%
Fletcher Building Ltd.	277,570	1,601,248
Grupo Cementos de Chihuahua SAB de CV	422,660	2,391,744

		3,992,992

Capital Goods - 0.3%
Industrial Conglomerates - 0.3%
Hopewell Holdings Ltd.	285,500	1,155,994

Total Common Stocks (cost $290,593,943)		327,078,499

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.17% (d)(e)(f) (cost $1,463,151)	1,463,151	1,463,151

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $292,057,094)		$328,541,650

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.17% (d)(e)(f) (cost $3,218,850)	3,218,850	3,218,850

Total Investments - 100.5% (cost $295,275,944) (g)		331,760,500
Other assets less liabilities - (0.5)%		(1,655,920)

Net Assets - 100.0%		$330,104,580

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	2,287	USD	3,062	2/14/18	$(186,552)
Bank of America, NA	USD	2,002	EUR	1,615	2/14/18	5,098
Bank of America, NA	USD	2,452	GBP	1,723	2/14/18	(4,469)
Barclays Bank PLC	NOK	20,881	USD	2,500	2/14/18	(209,392)
Barclays Bank PLC	SEK	15,731	USD	1,874	2/14/18	(123,490)
Barclays Bank PLC	USD	1,685	AUD	2,235	2/14/18	115,808
Barclays Bank PLC	USD	1,553	EUR	1,267	2/14/18	21,484
Barclays Bank PLC	USD	1,858	JPY	208,425	2/14/18	52,791
Barclays Bank PLC	USD	1,536	NOK	11,916	2/14/18	10,140
Barclays Bank PLC	USD	938	SEK	7,815	2/14/18	55,001
Barclays Bank PLC	USD	3,214	JPY	348,772	5/15/18	858
Citibank, NA	EUR	3,632	USD	4,251	2/14/18	(261,537)
Citibank, NA	GBP	449	USD	595	2/14/18	(42,971)
Citibank, NA	JPY	155,657	USD	1,395	2/14/18	(31,798)
Citibank, NA	USD	821	CAD	1,057	2/14/18	38,865
Credit Suisse International	JPY	348,772	USD	3,170	5/15/18	(44,591)
Deutsche Bank AG	USD	8,065	EUR	6,794	2/14/18	376,909
Deutsche Bank AG	USD	4,638	SEK	38,549	2/14/18	258,082
Deutsche Bank AG	USD	1,667	SGD	2,269	2/14/18	62,626
Goldman Sachs Bank USA	JPY	329,079	USD	2,913	2/14/18	(103,432)
HSBC Bank USA	SEK	10,700	USD	1,335	2/14/18	(23,661)
Morgan Stanley & Co., Inc.	SEK	27,794	USD	3,315	2/14/18	(215,332)
Royal Bank of Scotland PLC	CAD	2,798	USD	2,186	2/14/18	(89,527)
Royal Bank of Scotland PLC	CAD	2,306	USD	1,870	5/15/18	(6,989)
Standard Chartered Bank	MXN	47,879	USD	2,470	2/14/18	(97,896)
State Street Bank & Trust Co.	EUR	4,741	USD	5,546	2/14/18	(344,429)
State Street Bank & Trust Co.	NZD	1,302	USD	903	2/14/18	(56,622)
State Street Bank & Trust Co.	SEK	14,382	USD	1,792	2/14/18	(34,287)
State Street Bank & Trust Co.	USD	1,278	AUD	1,667	2/14/18	64,772
State Street Bank & Trust Co.	USD	1,959	EUR	1,608	2/14/18	38,567
State Street Bank & Trust Co.	USD	595	GBP	449	2/14/18	42,807

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	2,662	SEK	22,243	2/14/18	$162,915
State Street Bank & Trust Co.	USD	680	SGD	923	2/14/18	23,845
UBS AG	EUR	2,911	USD	3,449	2/14/18	(168,156)
UBS AG	USD	3,159	CHF	3,108	2/14/18	183,088
UBS AG	USD	2,462	JPY	276,311	2/14/18	70,672

						$(460,803)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $5,112,053 or 1.5% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,008,653 and gross unrealized depreciation of investments was $(10,984,900), resulting in net unrealized appreciation of $36,023,753.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD CAD CHF EUR GBP JPY MXN NOK NZD SEK SGD USD	- - - - - - - - - - - -	Australian Dollar Canadian Dollar Swiss Franc Euro Great British Pound Japanese Yen Mexican Peso Norwegian Krone New Zealand Dollar Swedish Krona Singapore Dollar United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

January 31, 2018 (unaudited)

49.6%	United States
10.2%	Japan
8.7%	Hong Kong
5.5%	United Kingdom
5.3%	Australia
5.2%	Germany
3.2%	France
3.0%	Canada
2.5%	Spain
1.5%	Singapore
1.2%	Sweden
1.0%	Mexico
1.0%	Norway
1.7%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time “Other” country weightings represent 0.9% or less in the following countries: Austria, Ireland and New Zealand.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
•	speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$215,994,565		$95,174,451		$	– 0	–	$311,169,016
Transportation	– 0	–	5,834,571			– 0	–	5,834,571
Banks	– 0	–	4,925,926			– 0	–	4,925,926
Materials	2,391,744		1,601,248			– 0	–	3,992,992
Capital Goods	– 0	–	1,155,994			– 0	–	1,155,994
Short-Term Investments	1,463,151		– 0	–		– 0	–	1,463,151
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,218,850		– 0	–		– 0	–	3,218,850

Total Investments in Securities	223,068,310		108,692,190	(a)		– 0	–	331,760,500
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,584,328			– 0	–	1,584,328
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,045,131)			– 0	–	(2,045,131)

Total (c)(d)(e)	$223,068,310		$108,231,387		$	– 0	–	$331,299,697

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	An amount of $3,883,167 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $2,480,751 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.

(e)	An amount of $10,536,211 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,885		$23,012	$23,434	$1,463	$	– 0	–
Government Money Market Portfolio*	– 0	–	8,787	5,568	3,219		3

Total	$1,885		$31,799	$29,002	$4,682		$3

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018